Fair Value Measurement - Change in Fair Value Of Liability (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at June 30, 2021	$ 700
Long term Debt
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at December 31, 2020	900
Long term Debt | Phantom Stock Appreciation Rights Psars Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at December 31, 2020	858
Change in fair value	(132)
Balance at June 30, 2021	$ 726